Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2050 Fund
December 31, 2022
Z50-NPRT3-0323
1.9884249.105
Domestic Equity Funds - 49.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	416,119	4,152,866
Fidelity Series Commodity Strategy Fund (a)	2,730	287,618
Fidelity Series Large Cap Growth Index Fund (a)	193,808	2,622,223
Fidelity Series Large Cap Stock Fund (a)	175,727	2,904,771
Fidelity Series Large Cap Value Index Fund (a)	391,343	5,396,627
Fidelity Series Small Cap Opportunities Fund (a)	113,231	1,321,402
Fidelity Series Small Capital Core Fund (a)	954	9,342
Fidelity Series Value Discovery Fund (a)	134,936	1,991,660
TOTAL DOMESTIC EQUITY FUNDS (Cost $19,755,311)		18,686,509

International Equity Funds - 41.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	84,856	1,114,158
Fidelity Series Emerging Markets Fund (a)	68,152	527,495
Fidelity Series Emerging Markets Opportunities Fund (a)	304,103	4,750,087
Fidelity Series International Growth Fund (a)	173,588	2,475,360
Fidelity Series International Index Fund (a)	100,672	1,031,883
Fidelity Series International Small Cap Fund (a)	51,649	766,471
Fidelity Series International Value Fund (a)	246,004	2,467,418
Fidelity Series Overseas Fund (a)	227,388	2,469,436
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,272,244)		15,602,308

Bond Funds - 8.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	29,645	228,265
Fidelity Series Corporate Bond Fund (a)	4,645	41,387
Fidelity Series Emerging Markets Debt Fund (a)	7,291	53,517
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,988	17,279
Fidelity Series Floating Rate High Income Fund (a)	4,365	38,320
Fidelity Series Government Bond Index Fund (a)	6,697	61,080
Fidelity Series International Credit Fund (a)	6	46
Fidelity Series Investment Grade Bond Fund (a)	6,370	62,744
Fidelity Series Investment Grade Securitized Fund (a)	4,937	43,843
Fidelity Series Long-Term Treasury Bond Index Fund (a)	438,442	2,569,267
Fidelity Series Real Estate Income Fund (a)	10,145	95,766
TOTAL BOND FUNDS (Cost $3,534,596)		3,211,514

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.35% (a)(b)	156,439	156,439
Fidelity Series Short-Term Credit Fund (a)	849	8,108
Fidelity Series Treasury Bill Index Fund (a)	35,892	357,126
TOTAL SHORT-TERM FUNDS (Cost $521,890)		521,673

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $40,084,041)	38,022,004
NET OTHER ASSETS (LIABILITIES) - 0.0%	7
NET ASSETS - 100.0%	38,022,011

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	664	267,951	26,897	14,970	(2,289)	(11,164)	228,265
Fidelity Series Blue Chip Growth Fund	70,889	5,496,121	890,446	147,888	(35,354)	(488,344)	4,152,866
Fidelity Series Canada Fund	21,842	1,574,763	371,096	35,892	(14,014)	(97,337)	1,114,158
Fidelity Series Commodity Strategy Fund	9,922	1,096,066	389,686	334,553	(332,992)	(95,692)	287,618
Fidelity Series Corporate Bond Fund	731	76,688	36,073	226	(177)	218	41,387
Fidelity Series Emerging Markets Debt Fund	3,360	93,780	40,926	1,826	(828)	(1,869)	53,517
Fidelity Series Emerging Markets Debt Local Currency Fund	1,099	31,146	15,219	-	(266)	519	17,279
Fidelity Series Emerging Markets Fund	9,352	709,420	136,046	13,612	(6,623)	(48,608)	527,495
Fidelity Series Emerging Markets Opportunities Fund	85,753	6,285,764	1,179,043	115,060	(85,296)	(357,091)	4,750,087
Fidelity Series Floating Rate High Income Fund	660	69,270	30,772	1,463	(476)	(362)	38,320
Fidelity Series Government Bond Index Fund	1,061	129,451	69,280	194	(13)	(139)	61,080
Fidelity Series Government Money Market Fund 4.35%	-	280,973	124,534	1,511	-	-	156,439
Fidelity Series High Income Fund	4,015	44,958	48,998	70	(119)	144	-
Fidelity Series International Credit Fund	53	2	-	3	-	(9)	46
Fidelity Series International Developed Markets Bond Index Fund	-	2,573	2,520	-	(53)	-	-
Fidelity Series International Growth Fund	43,682	3,153,902	667,733	86,415	(12,468)	(42,023)	2,475,360
Fidelity Series International Index Fund	18,549	1,277,016	244,682	27,561	(8,627)	(10,373)	1,031,883
Fidelity Series International Small Cap Fund	13,621	920,688	109,337	46,410	(7,426)	(51,075)	766,471
Fidelity Series International Value Fund	44,101	3,106,061	609,082	84,214	(34,358)	(39,304)	2,467,418
Fidelity Series Investment Grade Bond Fund	1,119	133,380	71,722	357	(125)	92	62,744
Fidelity Series Investment Grade Securitized Fund	757	83,093	40,297	194	97	193	43,843
Fidelity Series Large Cap Growth Index Fund	44,711	3,267,289	521,036	36,272	(16,095)	(152,646)	2,622,223
Fidelity Series Large Cap Stock Fund	49,830	3,689,765	660,455	189,496	(42,075)	(132,294)	2,904,771
Fidelity Series Large Cap Value Index Fund	95,463	6,689,172	1,206,599	195,828	(53,532)	(127,877)	5,396,627
Fidelity Series Long-Term Treasury Bond Index Fund	35,558	3,414,450	552,048	41,612	(32,486)	(296,207)	2,569,267
Fidelity Series Overseas Fund	43,914	3,123,116	670,644	45,351	(20,134)	(6,816)	2,469,436
Fidelity Series Real Estate Income Fund	2,320	153,337	44,366	8,644	(3,949)	(11,576)	95,766
Fidelity Series Short-Term Credit Fund	-	8,055	-	36	-	53	8,108
Fidelity Series Small Cap Opportunities Fund	23,977	1,642,519	289,718	70,139	(10,246)	(45,130)	1,321,402
Fidelity Series Small Capital Core Fund	-	9,342	-	-	-	-	9,342
Fidelity Series Treasury Bill Index Fund	-	374,408	16,990	3,171	(24)	(268)	357,126
Fidelity Series Value Discovery Fund	35,271	2,516,068	507,759	104,986	(17,086)	(34,834)	1,991,660
	662,274	49,720,587	9,574,004	1,607,954	(737,034)	(2,049,819)	38,022,004

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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